Commitment and Contingencies - 10Q	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Patent License Agreement with Drexel University
In November 2015, the Company entered into a patent license agreement, as amended, (the “Drexel License Agreement”) with Drexel for license rights to patents for certain intellectual property and know-how related to certain technology.
As part of the Drexel License Agreement, the Company issued Drexel 16,666 shares of common stock. In partial consideration of the Drexel License Agreement, the Company is required to pay to Drexel certain milestone payments, ranging from $10,000 to $0.2 million on the achievement of certain milestone events for each licensed product.
The Company has agreed to pay Drexel a royalty in the low single digits of net sales for each licensed product on a country-by-country, licensed product-by-licensed product basis on issued or pending valid claims. The Company may credit against amounts payable to Drexel, on a country-by-country, licensed product-by-licensed product basis up to 50% of any third-party payments which the Company must make on account of third-party license agreements.
In partial consideration of the Drexel License Agreement, the Company will pay to Drexel a de-escalating sublicense fee on a quarterly basis of a high single-digit percentage that decreases to a mid-single digit percentage as time passes. In addition, the Company will make payments of the fair market value of all other consideration received by the Company from sublicensees during the quarter, other than: (a) royalties paid to the Company by a sublicensee based upon sales or net sales by the sublicensee; (b) equity investments in the Company by a sublicensee up to the amount of fair market value of the equity purchased on the date of the investment; (c) loan proceeds paid to the Company by a sublicensee in an arm’s length, full recourse debt financing to the extent that such loan is not forgiven; and (d) sponsored research funding, paid to the Company by a sublicensee in a bona fide transaction for future research to be performed by the Company.
Collaboration Agreement with Tyligand Bioscience
In March 2020, the Company entered into a license (the “Tyligand License Agreement”) and process development agreement (the “Tyligand Process Development Agreement”) (collectively, the “Tyligand Agreements”) with Tyligand Bioscience (Shanghai) Limited (“Tyligand”) for the development, manufacturing, registration and future commercialization of onapristone extended release (“ONA-XR”).
Under the terms of the Tyligand Agreements, Tyligand will be solely responsible for the design and optimization of an improved manufacturing process for ONA-XR. Upon completion of specific performance-based milestones, Tyligand will be granted the exclusive right to ONA-XR and will be solely responsible for the development and commercialization of ONA-XR in China, Hong Kong and Macau (the “Territory”). The Company will retain rest of world rights to commercialize ONA-XR.
Under the Tyligand Process Development Agreement, the Company is obligated to pay Tyligand $0.8 million and a certain number of warrants exercisable for common stock upon successful completion of the manufacturing development plan, $2.0 million upon the completion of scale-up of the first cumulative 100 kilograms of the GMP-grade compound and $3.0 million upon the Company’s completion of scale-up of the first cumulative 300 kilograms of the GMP-grade compound. In consideration of and upon Tyligand’s successful completion of the development plan, within 30 days at the end of each calendar quarter, the Company shall pay Tyligand 1% of net sales of finished product utilizing the compound substantially manufactured in accordance with the process and specifications outlined in the Tyligand Process Development Agreement.
Per the Tyligand License Agreement, Tyligand shall pay the Company a non-refundable, non-creditable royalty at a rate in the mid-single digits of the net sales of each product in the Territory in each calendar quarter commencing with the first commercial sale of such product in the field in the Territory and ending upon the latest of (i) the sale of a generic product in the territory and (ii) 15 years after the date of the first commercial sale of product in the territory.
Operating Leases
The Company leases its corporate offices in Philadelphia, Pennsylvania under a month-to-month lease arrangement. The Company recorded rent expense of approximately $10,000 and $44,000 for the years ended December 31, 2020 and 2019, respectively.
Litigation
Liabilities for loss contingencies arising from claims, assessments, litigations, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. The Company believes no matters exist at either December 31, 2020 or 2019 that will have a material impact to the Company’s financial position, results of operations or cash flows.
Commitments and Contingencies
Collaboration Agreement with Tyligand Bioscience
In March 2020, the Company entered into a license (the “Tyligand License Agreement”) and process development agreement (the “Tyligand Process Development Agreement”) (collectively, the “Tyligand Agreements”) with Tyligand Bioscience (Shanghai) Limited (“Tyligand”) for the development, manufacturing, registration and future commercialization of onapristone extended release (“ONA-XR”).
Under the terms of the Tyligand Agreements, Tyligand will be solely responsible for the design and optimization of an improved manufacturing process for ONA-XR. Upon completion of specific performance-based milestones, Tyligand will be granted the exclusive right to ONA-XR and will be solely responsible for the development and commercialization of ONA-XR in China, Hong Kong and Macau (the “Territory”). The Company will retain rest of world rights to commercialize ONA-XR.
Under the Tyligand Process Development Agreement, the Company is obligated to pay Tyligand $0.8 million and a certain number of warrants exercisable for common stock upon successful completion of the manufacturing development plan, $2.0 million upon the completion of scale-up of the first cumulative 100 kilograms of the GMP-grade compound and $3.0 million upon the Company’s completion of scale-up of the first cumulative 300 kilograms of the GMP-grade compound. In consideration of and upon Tyligand’s successful completion of the development plan, within 30 days at the end of each calendar quarter, the Company shall pay Tyligand 1% of net sales of finished product utilizing the compound substantially manufactured in accordance with the process and specifications outlined in the Tyligand Process Development Agreement.
Per the Tyligand License Agreement, Tyligand shall pay the Company a non-refundable, non-creditable royalty at a rate in the mid-single digits of the net sales of each product in the Territory in each calendar quarter commencing with the first commercial sale of such product in the field in the Territory and ending upon the latest of (i) the sale of a generic product in the territory and (ii) 15 years after the date of the first commercial sale of product in the territory.
In August 2021, upon successful completion of the process development plan with Tyligand, the Company issued Tyligand warrants to purchase 111,576 shares of common stock at an exercise price of $7.17 per share. The Company recognized an expense and liability of $0.4 million to account for the fair value of the warrants upon completion of the manufacturing development plan in June 2021. Upon issuance of the warrants in August 2021, the Company reclassified the $0.4 million liability into equity. The Company has expensed $0.8 million related to the process development plan as of September 30, 2021.
Additionally, while the Company’s license agreement with Tyligand was signed in March 2020, the parties acknowledged that such signature was premature since the ‘successful completion’ under the process development agreement had not yet occurred, and as such, the parties properly executed the license agreement upon such successful completion in August 2021.
Collaboration and Licensing Agreement with Integral Molecular
In April 2021, the Company entered into a collaboration and licensing agreement with Integral Molecular, Inc. (“Integral”) for the development of an anti-claudin 6 (“CLDN6”) bispecific monoclonal antibody (“BsMAb”) for gynecologic cancer therapy. Under the terms of the agreement, Integral and the Company will develop CLDN6 bispecific antibodies that trigger the activation of T cells and eliminate cancer cells displaying CLND6. The Company will conduct preclinical and all clinical development, as well as regulatory and commercial activities through exclusive worldwide rights to develop and commercialize the novel CLDN6 candidates. The Company paid an upfront license fee of $0.3 million and granted 418,559 shares of Series A Stock with a fair market value of approximately $2.8 million, and these costs were expensed to acquired in-process research and development during the nine months ended September 30, 2021. As a part of the agreement, Integral will be eligible to receive development and regulatory milestone payments totaling up to $55.3 million, sales milestone payments totaling up to $130 million, and tiered royalties of up to 12% of net sales of certain products developed under this agreement.